Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Summary of Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Non-trade receivable, net	₩ 108,875	₩ 140,616
Accrued income	13,024	3,864
Other current accounts receivable, net	121,899	144,480
Long-term non-trade receivable	2,376	0
Other accounts receivable, net	₩ 124,275	₩ 144,480